Submission	Nov. 08, 2024
Submission [Line Items]
Central Index Key	0001438533
Registrant Name	Travere Therapeutics, Inc.
Registration File Number	333-281194
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES